Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ 60.8	$ 28.1
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 60.8	$ 28.1